LAWSUITS AND LITIGATIONS (Schedule of Claims or Breach of Consumer Protection Law and Customer Agreement Claims) (Details) - Agreement claims [Member] ₪ in Millions	Dec. 31, 2019 ILS (₪) Claims
Disclosure of contingent liabilities [line items]
Number of claims | Claims	33
Total claims amount (NIS million) | ₪	₪ 2,885
Up to NIS 100 million [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	17
Total claims amount (NIS million) | ₪	₪ 430
NIS 101-400 million [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	4
Total claims amount (NIS million) | ₪	₪ 1,050
NIS 401 million - NIS 1 billion [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	2
Total claims amount (NIS million) | ₪	₪ 1,405
Unquantified claims [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	10
Total claims amount (NIS million) | ₪